Property, Plant and Equipment, at Cost (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Land improvements Minimum	Dec. 31, 2013 Land improvements Maximum	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Machinery and equipment Minimum	Dec. 31, 2013 Machinery and equipment Maximum	Dec. 31, 2013 Machinery and equipment (major plant components) Minimum	Dec. 31, 2013 Machinery and equipment (major plant components) Maximum	Dec. 31, 2013 Long-term mineral rights and production equipment costs Minimum	Dec. 31, 2013 Long-term mineral rights and production equipment costs Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					5 years	30 years	10 years	45 years	2 years	19 years	20 years	45 years	7 years	60 years
Land	$ 63,153		$ 61,123
Land improvements	52,452		51,218
Buildings and improvements	235,929		198,260
Machinery and equipment	1,731,247	[1]	1,603,533	[1]
Machinery and equipment (major plant components)	688,284	[2]	586,433	[2]
Long-term mineral rights and production equipment costs	85,514		83,089
Long-term mineral rights and production equipment costs	115,505		234,948
Total	$ 2,972,084		$ 2,818,604

[1]	Consists primarily of (1) short-lived production equipment components, office and building equipment and other equipment with estimated lives ranging 2 – 7 years, and (2) production process equipment (intermediate components) with estimated lives ranging 8 – 19 years.
[2]	Consists primarily of (1) production process equipment (major unit components) with estimated lives ranging 20 – 29 years, and (2) production process equipment (infrastructure and other) with estimated lives ranging 30 – 45 years.